COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk
Commitments	$ 59,338	$ 64,148
Number of pending material legal proceedings	0
Commitments to extend credit
Financial Instruments with Off-Balance-Sheet Risk
Commitments, variable rate	36,039	39,782
Commitments, fixed rate	15,070	18,427
Standby letters of credit
Financial Instruments with Off-Balance-Sheet Risk
Commitments, variable rate	5,077	2,879
Percentage collateralization on financial instruments allowed under commitments	100.00%
Credit card commitments
Financial Instruments with Off-Balance-Sheet Risk
Commitments, fixed rate	$ 3,152	$ 3,060